Schedule of Future Commitments and Sublease Income (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Jan. 01, 2022
Commitments and Contingencies Disclosure [Abstract]
2025	$ 590	$ 779
2026	246	587
2027	37	238
2027		31
Thereafter
Total future minimum lease payments	1,066	1,635
Less imputed interest	(72)	(140)
Total lease liability	994	1,495	$ 1,800
Remainder of 2024	193
Thereafter
Total lease liability	$ 994	$ 1,495	$ 1,800